March 22, 2010

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:       Evergreen Money Market Trust (the "Trust")

             Evergreen California Municipal Money Market Fund
             Evergreen Money Market Fund
             Evergreen Municipal Money Market Fund
             Evergreen New Jersey Municipal Money Market Fund
             Evergreen New York Municipal Money Market Fund
             Evergreen Pennsylvania Municipal Money Market Fund
             Evergreen Treasury Money Market Fund
             Evergreen U.S. Government Money Market Fund (the “Funds”)

            Post-Effective Amendment No. 28 to Registration Statement on

            Form N-1A, No: 333-42181

            Post-Effective Amendment No. 29 to Registration Statement on

            Form N-1A, No: 811-08555

Ladies and Gentlemen:

On behalf of the Evergreen Money Market Trust, a Delaware statutory trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment Nos. 28 and 29, respectively, to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to comply with the requirements of the Enhanced Disclosure and New Prospectus Delivery Option for Registered Open-end Investment Companies Release (Release Nos. 33-8998; IC-28584; File No.S7-28-07) and to include a summary section at the front of the Fund's prospectuses.

If you have any questions or would like further information, please call me at (617) 210-3662.

Sincerely yours,

/s/ Brian Montana

Brian Montana

Enclosure

 cc: Timothy Diggins
Ropes & Gray, LLP